October 31, 2007




VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	Symetra Variable Account SL (811-04909)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra Variable Account SL, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semi-annual report for the period ending June 30, 2007 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds
		Registration No.:  811-075452
		CIK No.: 0000896435
		Accession No.:  0000950129-07-004209
		Date of Filing: 08/23/2007

		Filer/Entity:  American Century Variable
			       Portfolios Inc.
		Registration No.:  811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-07-000046
		Date of Filing:  08/23/2007

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  001056707
		Accession No.:  0001056707-07-000012
		Date of Filing:  08/28/2007

		Filer/Entity:  Dreyfus Socially Responsible
			       Growth Fund Inc.
		Registration No.:  811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-07-000007
		Date of Filing:  08/14/2007

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-07-000009
		Date of Filing:  08/16/2007


		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-07-000011
		Date of Filing:  08/16/2007

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-07-000921
		Date of Filing:  08/22/2007

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.: 0000810573
		Accession No.:  0000088053-07-000926
		Date of Filing:  08/23/2007

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-07-001397
		Date of Filing:  08/30/2007

		Filer/Entity:  (Fidelity) Variable Insurance
			       Products Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000356494-07-000017
		Date of Filing:  08/29/2007

		Filer/Entity:  Franklin Templeton Variable
			       Insurance Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0001193125-07-189752
		Date of Filing:  08/27/2007

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0000950153-07-001922
		Date of Filing:  09/05/2007

		Filer/Entity:  JP Morgan Series Trust II
		Registration No.:  811-08212
		CIK No.:  0000916118
		Accession No.:  0001145443-07-002978
		Date of Filing:  09/07/2007

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  0000276776-07-000130
		Date of Filing:  08/28/2007

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001193125-07-194875
		Date of Filing:  09/04/2007

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.:  0001104659-07-064870
		Date of Filing:  08/24/2007

If you have any questions regarding this filing, please contact me at (425) 256-5026.

					Sincerely,


					/s/Jacqueline M. Veneziani
					Jacqueline M. Veneziani
					Senior Counsel
					Symetra Life Insurance Company